AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

December 31, 2022

(unaudited)

Principal Amount	General Obligation Bonds (43.7%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (3.3%)
	Crested Butte, Colorado Fire Protection District
$1,040,000	4.000%, 12/01/36 Series 2022	A1/NR/NR	$1,053,322

	Denver, Colorado City & County Elevate
2,000,000	5.000%, 08/01/33 Series 2022A	Aaa/AAA/AAA	2,380,540

	Englewood, Colorado
1,000,000	5.000%, 12/01/30	NR/AA+/NR	1,096,750

	Wheat Ridge, Colorado Urban Renewal Authority Tax Increment
1,270,000	5.000%, 12/01/31	NR/AA-/NR	1,461,287
	Total City & County		5,991,899

	Lease (0.6%)
	Colorado State Rural COP
1,000,000	4.000%, 12/15/35 Series 2020A	Aa2/AA-/NR	1,027,100

	Metropolitan District (3.4%)
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
2,600,000	5.000%, 12/01/25 Series A-1	NR/NR/AA-	2,602,314

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
1,000,000	5.000%, 12/01/25 Series B-1	Aa3/NR/NR	1,061,130

	Midcities Metropolitan District No.2 Colorado, Special Revenue
2,365,000	5.000%, 12/01/31 Series 2022 AGMC Insured	A1/AA/NR	2,681,744
	Total Metropolitan District		6,345,188

	School Districts (35.7%)
	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa1/AA/NR	3,136,980
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,069,320
1,435,000	5.000%, 12/15/29	Aa1/AA/NR	1,560,806
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,152,450

	Adams & Arapahoe Counties, Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa1/NR/AA	1,086,470

	Adams & Weld Counties, Colorado School District #27J
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,003,320
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,042,160
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,126,621
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,139,801
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,269,577

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Arapahoe County, Colorado School District #001 Englewood
$1,465,000	5.000%, 12/01/27	Aa2/NR/NR	$1,556,665

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,077,350

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa1/AA+/NR	2,087,820

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,173,000

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J
1,000,000	5.000%, 12/15/29 Series C	Aa1/AA+/NR	1,085,720

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,465,558

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,175,260
1,000,000	5.000%, 12/01/34 Series 2022A	Aa1/AA+/AA+	1,166,600

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/25 Series B	Aa1/AA+/AA+	2,086,980
4,000,000	5.000%, 12/01/27 Series B	Aa1/AA+/AA+	4,169,400

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,084,530

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,248,980

	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,449,178

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa1/AA/NR	2,461,317
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,695,480
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	2,933,034

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,003,510

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,126,210
800,000	5.000%, 12/15/30	Aa1/NR/NR	900,968

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson
520,000	5.000%, 12/15/34	Aa2/AA/NR	577,366
1,100,000	5.000%, 12/15/35	Aa2/AA/NR	1,212,475

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
$1,500,000	4.250%, 12/15/24	Aa2/NR/NR	$1,501,650

	Mesa County, Colorado Valley School District No. 051, Grand Junction
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,057,870

	Pueblo County, Colorado School District No. 70
1,500,000	4.000%, 12/01/33 Series 2021A	Aa2/AA/NR	1,603,065

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,172,940
	Total School Districts		65,660,431

	Water & Sewer (0.7%)
	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,207,693
	Total General Obligation Bonds		80,232,311

	Revenue Bonds (50.6%)
	City & County (1.5%)
	Denver, Colorado City & County COP, Convention Center Expansion Project
1,500,000	5.000%, 06/01/30 Series 2018A	Aa2/AA+/AA+	1,601,355

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,130,220
	Total City & County		2,731,575

	Electric (2.0%)
	Colorado Springs, Colorado Utilities Revenue, Refunding
1,000,000	5.000%, 11/15/27 Series A	Aa2/AA+/AA	1,065,250

	Colorado Springs, Colorado Utilities Revenue Refunding
450,000	5.000%, 11/15/33 Series 2022B	Aa2/AA+/NR	530,807
450,000	5.000%, 11/15/34 Series 2022B	Aa2/AA+/NR	526,203

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement
1,310,000	5.000%, 11/01/30 Series 2019A	NR/A+/NR	1,490,623
	Total Electric		3,612,883

	Higher Education (14.7%)
	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	846,411
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	7,237,930

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,073,180

	Colorado School of Mines Institutional Enterprise
1,845,000	5.000%, 12/01/29 Series B	A1/A+/NR	2,028,725

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Colorado Mountain College COP
$685,000	4.000%, 12/01/33 Series 2021	Aa3/NR/NR	$712,242

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College
1,000,000	5.000%, 11/01/30 Series 2017A	Aa3/NR/NR	1,095,370

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding
1,710,000	5.000%, 11/01/32 Series 2019A	Aa3/NR/NR	1,937,550
835,000	5.000%, 11/01/33 Series 2019A	Aa3/NR/NR	943,300

2,905,000	5.000%, 03/01/26 Series C SHEIP Insured	Aa2/AA/NR	3,037,178
1,250,000	5.000%, 03/01/28 Series C SHEIP Insured	Aa2/AA/NR	1,367,950
2,100,000	5.000%, 03/01/29 Series C SHEIP Insured	Aa2/AA/NR	2,297,757

1,165,000	5.000%, 06/01/26 Series A NPFG Insured	Aa1/NR/AA+	1,255,893

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/28 Series A-1	Aa1/NR/AA+	2,234,900

	University of Northern Colorado Greeley Institutional Enterprise Refunding
1,000,000	5.000%, 06/01/25 Series A SHEIP Insured	Aa2/AA/NR	1,027,080
	Total Higher Education		27,095,466

	Hospital (1.8%)
	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/32 Series 2019A	NR/A+/AA-	1,084,580
2,165,000	5.000%, 11/01/34 Series 2019A	NR/A+/AA-	2,306,613
	Total Hospital		3,391,193

	Lease (13.1%)
	Arapahoe County, Colorado School District No. 5 Cherry Creek COP
2,295,000	5.000%, 12/15/33 Series 2022	NR/AA/NR	2,687,560

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,241,896

	Colorado State BEST COP
3,500,000	5.000%, 03/15/30 Series K	Aa2/AA-/NR	3,795,925
2,500,000	5.000%, 03/15/31 Series K	Aa2/AA-/NR	2,705,200

	Colorado State BEST COP
2,000,000	5.000%, 03/15/31 Series M	Aa2/AA-/NR	2,203,480

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lease (continued)
	Colorado State Higher Education Capital Construction Lease
$1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	$1,834,461

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,133,171

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,629,063

	Foothills Park and Recreation District, Colorado COP
1,405,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	1,457,547

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,465,546

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,061,130

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,107,770
1,010,000	4.000%, 12/15/35 Series 2021	NR/AA-/NR	1,031,755

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP
750,000	4.500%, 12/01/26 Series 2014	A1/NR/NR	769,163
	Total Lease		24,123,667

	Sales Tax (3.1%)
	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,098,190

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,161,693

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,056,040

	Denver, Colorado City & County Dedicated Tax Revenue
1,165,000	4.000%, 08/01/33 Series 2021A	Aa3/AA-/AA-	1,260,483
1,000,000	4.000%, 08/01/36 Series 2021A	Aa3/AA-/AA-	1,041,870
	Total Sales Tax		5,618,276

	Tax Increment (0.8%)
	Park Creek, Colorado Metropolitan District Senior Limited Property Tax Supported
1,475,000	4.000%, 12/01/35 AGMC Insured	NR/AA/A	1,504,677

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Transportation (5.0%)
	E-470 Public Highway Authority, Colorado Senior Revenue
$1,265,000	5.000%, 09/01/36	A2/A/NR	$1,393,423
1,250,000	5.000%, 09/01/35 Series 2020A	A2/A/NR	1,389,013

	Regional Transportation District, Colorado COP
2,000,000	5.000%, 06/01/26 Series A	A1/AA/AA-	2,099,220

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project
3,000,000	5.000%, 11/01/32 Series 2013A	Aa2/AA+/AA	3,551,820

	Roaring Fork Transportation Authority Property Tax Revenue
650,000	4.000%, 12/01/34 Series 2021A	NR/AA-/NR	691,925
	Total Transportation		9,125,401

	Water & Sewer (8.6%)
	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,376,654
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,062,422

	Arvada, Colorado Wastewater Enterprise
1,090,000	5.000%, 12/01/35	NR/AA-/AA	1,268,607

	Arvada, Colorado Water Enterprise
1,355,000	5.000%, 12/01/35	NR/AA+/AA+	1,577,030

	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,552,589

	Central Weld County, Colorado Water District
200,000	4.000%, 12/01/33 AGMC Insured	NR/AA/NR	213,162

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	981,286

	Denver, Colorado City and County Board Water Commissioners
850,000	5.000%, 09/15/29 Series B	Aaa/AAA/AAA	941,180

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	1,842,986

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding & Improvement
500,000	5.000%, 11/01/33 Series 2022	NR/AA+/NR	587,245
865,000	5.000%, 11/01/34 Series 2022	NR/AA+/NR	1,011,367

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	St. Vrain, Colorado Sanitation District Wastewater Revenue Refunding and Improvement Bonds
$800,000	4.000%, 12/01/31 Series 2020	NR/AA/NR	$ 857,976

	Thornton, Colorado Water Enterprise Revenue
1,970,000	4.000%, 12/01/24 Series 2013	Aa2/AA/NR	1,992,793

	Upper Eagle Regional Water Authority, Eagle County, Colorado Refunding and Improvement
500,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	538,860
	Total Water & Sewer		15,804,157
	Total Revenue Bonds		93,007,295

	Pre-Refunded Bonds (3.5%)††
	Pre-Refunded General Obligation Bonds (0.6%)
	School Districts (0.6%)
	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa1/NR/NR	1,066,600

	Pre-Refunded Revenue Bonds (2.9%)
	Higher Education (1.5%)
	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	2,764,388

	Lease (1.4%)
	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,682,499
	Total Pre-Refunded Revenue Bonds		5,446,887
	Total Pre-Refunded Bonds		6,513,487
	Total Municipal Bonds (cost $182,845,434)		179,753,093

Shares	Short-Term Investment (1.6%)
2,857,909	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.17%* (cost $2,857,909)	Aaa-mf/AAAm/NR	2,857,909

	Total Investments (cost $185,703,343-note b)	99.4%	182,611,002
	Other assets less liabilities	0.6	1,146,492
	Net Assets	100.0%	$183,757,494

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P or Fitch	3.6%
	Prerefunded bonds\ ETM bonds ††	3.6
	Aa of Moody's or AA of S&P or Fitch	82.5
	A of Moody's or S&P	10.3
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $185,665,636 amounted to $3,054,634, which consisted of aggregate gross unrealized appreciation of $673,146 and aggregate gross unrealized depreciation of $3,727,780.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2022:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,857,909
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	179,753,093
Level 3 – Significant Unobservable Inputs	—
Total	$182,611,002

+ See schedule of investments for a detailed listing of securities.